UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
REVENUES:
Commissions to charterers	$ 282,059	$ 88,154
Voyage expenses, related party	0	23,901
Interest and finance costs, related party	$ 151,667	$ 0